Borrowings (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Short-term borrowings [Abstract]
Available lines of credit including FHLB	$ 210,600,000	$ 175,600,000
Securities sold under agreements to repurchase	3,988,000	12,946,000
Line of credit	1,800,000	1,800,000
Total Short-Term Borrowings	5,788,000	14,746,000	12,300,000
Period of interest rate repurchase agreement	91 days
Percentage at which line of credit is priced (in hundredths)	4.50%
Letters of credit amount at FHLB	90,000,000	50,000,000
Schedule of certain information short-term borrowings [Abstract]
Outstanding at year-end	5,788,000	14,746,000	12,300,000
Maximum month-end outstanding	57,302,000	31,850,000
Average daily outstanding	21,387,000	14,560,000
Weighted average rate during the year	0.98%	0.25%
Average rate at year end	1.51%	0.75%
Description of variable rate basis	Wall Street Journal Prime plus 75 basis points
Basis spread on variable rate (in hundredths)	4.00%
Periodic principal payment	50,000
Principal payment frequency	monthly
Debt maturity date	Apr. 22, 2017
Percentage of interest used in secured pledge borrowings (in hundredths)	13.20%
Number of shares used in secured pledge borrowings (in shares)	735,745
Maturities on long-term debt [Abstract]
2014	500,000
2015	0
2016	0
2017	0
2018 and thereafter	0
Total	500,000	1,100,000	1,605,000
Revolving Credit Facility [Member]
Short-term borrowings [Abstract]
Available lines of credit including FHLB	700,000
Schedule of certain information short-term borrowings [Abstract]
Line of credit facility, maximum	$ 2,500,000